OTHER BORROWINGS	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
OTHER BORROWINGS
NOTE 7.	OTHER BORROWINGS

Other borrowings consist of the following:

	December 31,
	2019	2018
Federal Home Loan Bank advances with interest and principal payments due at various maturity dates through 2029 at fixed interest rates ranging from 2.10% to 2.91% at December 31, 2019 (weighted average interest rate is 2.54% at December 31, 2019).	$33,000,000	$38,000,000

	$33,000,000	$38,000,000

The advances from the Federal Home Loan Bank are secured by certain qualifying loans of approximately $79,674,000 and cash pledged to the Federal Home Loan Bank of $50,000.

Contractual maturities of other borrowings as of December 31, 2019 are as follows:

2020	$—
2021	10,000,000
2022	—
2023	—
2024	5,000,000
Thereafter	18,000,000

$33,000,000

The Company has available unused lines of credit with other financial institutions totaling $9,000,000 at December 31, 2019 and 2018.